RiverSource®
RAVA 5 Access® Variable Annuity
(Offered for contract applications signed on or after June 22, 2020)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities
Updating Summary Prospectus
September 22, 2025
The Prospectus for the RAVA 5 Access variable annuity contract (the Contract), an individual flexible premium deferred combination fixed/variable annuity issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”), is available and contains more information about the Contract including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 1

2 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Key Terms
These terms can help you understand details about your Contract.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Code: The Internal Revenue Code of 1986, as amended.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Special DCA Fixed Account, contract value in the Variable Account, and contract value in the GPAs.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed Account: Part of our general account which includes the Special DCA Fixed Account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under an optional benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Qualified annuity: A contract that you purchase to fund a tax-deferred retirement plan that is subject to applicable federal law and any rules of the plan itself. Currently, we offer contracts only for Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code.
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Separate Account: An insulated segregated account, the assets of which are invested solely in the underlying Funds. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Variable Account: Refers to the RiverSource Variable Account 10, a Separate Account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 3

Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
CONTRACT FEATURES
•
Model portfolios disclosure is added to the “The Variable Account and the Funds – The Funds” section in the prospectus.
UNDERLYING FUNDS
•
Effective July 15, 2024, Franklin Advisers, Inc. replaced Putnam Investment Management, LLC as the investment advisor of Putnam VT Diversified Income Fund, Putnam VT High Yield Fund and Putnam VT Income Fund.
•
Effective July 15, 2024, Franklin Advisers, Inc. is added to the list of sub-advisors pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management, LLC for each of Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT Global Health Care Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Sustainable Future Fund and Putnam VT Sustainable Leaders Fund.
•
On or about April 11, 2025, the Goldman Sachs Multi-Strategy Alternatives Portfolio has been liquidated.

4 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Charges and Adjustments – Transaction Expenses – Surender Charge for Fixed Annuity Payout Plans Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than negative MVAs, we do not assess any transaction charges.

 5

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.38%	2.44%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or guaranteed death benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative MVAs that substantially increase costs.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,530
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

6

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrenders may also be subject to taxes and tax penalties.
•Surrenders from a GPA prior to 30 days before the end of the guarantee period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the contract value from the current GPA to any of the investment options available under the Contract, apply the contract value to an annuity payout plan, or surrender the value from the current GPA (all subject to applicable surrender, transfer, and annuitization provisions). If we do not receive any instructions by the end of the guarantee period, we will automatically transfer the contract value from the current GPA into the shortest GPA term available.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under the GPAs and any Fixed Account investment options) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The “Nonunitized” Separate Account and Guarantee Period Accounts (GPAs) The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks of Investing in the Contract The General Account
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the
annuitization start date, and once per contract year after the annuitization start date.
•Certain transfers out of the GPAs will be subject to an MVA.
•GPAs (available for applications dated prior to 12/5/2022) are subject to certain restrictions
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments

 7

	RESTRICTIONS	Location in Statutory Prospectus
Are There any Restrictions on Contract Benefits?
Yes.
•Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•We may stop offering an optional benefit at any time for new sales.
Optional Benefits – Enhanced Legacy Benefit – Investment Allocation Restriction
TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Should I Exchange My Contract?
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

8

Appendix A: Investment Options Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.   See table below "Funds Available Under the Enhanced Legacy Benefit."
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	10.43%	3.15%	3.82%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	24.95%	15.87%	15.67%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B)[3] AllianceBernstein L.P.	0.86%	12.76%	9.54%	9.39%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B)[3] AllianceBernstein L.P.	1.16%[2]	5.96%	8.77%	9.45%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2[1] Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[2]	15.05%	11.72%	10.78%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	18.70%	6.60%	8.65%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[2]	40.60%	14.15%	5.07%
Seeks long-term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund (Class III)[3] BlackRock Advisors, LLC	0.80%[2]	11.70%	8.41%	8.94%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.	1.02%[2]	9.01%	5.74%	5.33%

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 9

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares[3] BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, sub-adviser.	0.92%	24.58%	13.18%	11.25%
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class F3 Calvert Research and Management	0.89%	18.91%	9.02%	8.04%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.00%	14.30%	4.79%	9.15%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.88%	14.43%	4.92%	9.28%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	7.09%	5.69%	8.94%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	23.09%	9.62%	14.78%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Corporate Bond Fund (Class 2)(previously Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[2]	3.30%	(0.78%)	0.63%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	25.74%	8.14%	13.77%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[2]	15.12%	5.97%	8.62%

10 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	6.13%	(0.70%)	0.46%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	5.45%	(8.32%)	(1.01%)
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.61%[2]	4.71%	3.42%	2.09%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	6.88%	2.18%	3.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	5.71%	1.86%	3.07%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.77%	1.73%	(3.72%)	(0.06%)
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.97%	31.01%	8.59%	17.18%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	24.40%	8.39%	13.94%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	24.54%	8.52%	14.07%

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 11

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[2]	4.64%	1.48%	1.81%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[2]	(4.39%)	(9.65%)	(3.58%)
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	3.16%	0.41%	3.87%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	0.92%	23.82%	8.26%	14.35%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	12.58%	5.04%	9.29%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	23.37%	2.06%	10.80%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	12.27%	3.73%	9.58%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	13.66%	2.95%	9.19%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	1.18%[2]	26.58%	7.71%	20.37%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	1.13%[2]	8.67%	6.37%	10.98%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%[2]	4.51%	0.33%	1.82%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.71%	1.33%	(2.91%)	(1.06%)

12 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	1.53%	(3.33%)	(0.39%)
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	(1.20%)	(5.46%)	(0.78%)
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.07%	9.86%	(1.90%)	4.79%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) (on or about June 1, 2025 to be known as CTIVP® - Principal Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.94%	21.12%	6.58%	13.51%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.95%	11.68%	4.99%	8.18%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	0.51%	(3.13%)	(0.53%)
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	9.62%	5.26%	10.59%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) (previously CTIVP® - MFS® Value Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.87%[2]	11.44%	3.99%	7.77%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[2]	17.19%	2.87%	10.02%

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 13

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	27.15%	(0.79%)	10.38%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio - Class F3 Calvert Research and Management	0.68%[2]	2.95%	4.18%	4.60%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio - Class F3 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.73%[2]	24.89%	19.29%	17.64%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000® Small Cap Index Portfolio - Class F3 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.59%[2]	11.00%	6.93%	7.24%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.26%	5.30%	3.97%	2.83%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class[3] Eaton Vance Management	1.19%	7.68%	4.24%	3.92%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.45%	16.74%	13.33%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.13%	9.71%	4.09%	5.78%

14 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	4.02%	12.13%	4.19%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.74%	21.91%	13.10%	11.11%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	38.54%	18.46%	17.93%
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.03%	7.92%	6.61%	8.01%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.63%	1.50%	0.20%	1.68%

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 15

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	17.18%	11.06%	8.94%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.89%	5.78%	2.54%	3.34%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2[1] Franklin Advisers, Inc.	0.72%[2]	7.20%	5.29%	5.27%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 4[3] Franklin Advisers, Inc.	0.82%[2]	7.08%	5.17%	5.16%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund - Class 4[3] Franklin Mutual Advisers, LLC	1.26%	4.58%	6.31%	5.76%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2[1] Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%

16 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2[1] Franklin Mutual Advisers, LLC	0.90%[2]	11.71%	8.36%	8.17%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 4[3] Franklin Mutual Advisers, LLC	1.00%[2]	11.60%	8.27%	8.07%
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares[3] Goldman Sachs Asset Management, L.P.	1.06%[2]	18.82%	8.73%	8.69%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares[4] Invesco Advisers, Inc.	1.06%[2]	3.56%	2.51%	3.57%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Shares[3] Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund, Series II Shares[3] Invesco Advisers, Inc.	0.87%[2]	2.72%	0.08%	1.98%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares[1] Invesco Advisers, Inc.	1.18%[2]	3.02%	(0.43%)	1.28%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund, Series II Shares[3] Invesco Advisers, Inc.	1.22%	33.86%	14.36%	14.11%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 17

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[2]	1.63%	0.09%	1.35%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio: Service Shares[3] Janus Henderson Investors US LLC	0.83%	28.14%	15.12%	15.36%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio: Service Shares[3] Janus Henderson Investors US LLC	0.97%	31.76%	17.80%	19.06%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio: Service Shares[3] Janus Henderson Investors US LLC	1.13%	5.58%	6.95%	5.29%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares[1] Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares[3] Lazard Asset Management, LLC	1.40%[2]	7.43%	3.03%	3.26%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares Lazard Asset Management, LLC	1.05%[2]	8.60%	2.33%	4.35%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC3 Lord, Abbett & Co LLC	0.99%	6.72%	1.90%	3.73%
Seeks a high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC3 Lord, Abbett & Co LLC	0.84%	5.14%	1.70%	2.09%
Seeks capital growth.	LVIP American Century International Fund, Service Class[3] Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	1.10%[2]	2.46%	3.39%	4.77%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Service Class[3] Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	1.01%[2]	8.52%	7.13%	7.87%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.86%[2]	9.29%	8.41%	8.01%

18 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP JPMorgan U.S. Equity Fund - Service Class Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.	0.90%	23.68%	15.45%	13.11%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series - Service Class Ivy Investment Management Company	0.85%[2]	12.44%	6.56%	5.27%
Seeks high current income.	Macquarie VIP Fund for Income Series - Service Class[3] Delaware Management Company, adviser; Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Europe Limited, subadvisers.	1.05%[2]	6.30%	-	-
Seeks long-term capital growth.	Macquarie VIP International Core Equity Series - Service Class[3] Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.	1.11%[2]	3.73%	4.70%	4.23%
Seeks total return.	MFS® Global Real Estate Portfolio - Service Class[3] Massachusetts Financial Services Company	1.15%[2]	(2.92%)	0.66%	4.47%
Seeks capital appreciation.	MFS® International Growth Portfolio - Service Class[3] Massachusetts Financial Services Company	1.13%[2]	8.76%	5.84%	7.56%
Seeks capital appreciation.	MFS® Research International Portfolio - Service Class[3] Massachusetts Financial Services Company	1.14%[2]	2.78%	3.64%	4.95%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[2]	41.73%	11.11%	12.02%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	2.37%[2]	3.57%	4.31%	4.25%

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 19

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[1] Pacific Investment Management Company LLC (PIMCO)	1.28%[2]	10.75%	6.03%	5.75%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.89%	2.43%	(0.13%)	1.43%
Seeks capital appreciation.	Putnam VT Global Health Care Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers-Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.98%	1.43%	7.94%	7.65%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.07%	5.21%	6.81%	5.46%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.80%	19.14%	12.45%	10.88%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.06%	14.88%	9.54%	8.84%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.88%	23.02%	13.72%	13.50%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2[1] Franklin Advisers, Inc.	0.75%[2]	(11.37%)	(4.85%)	(2.03%)

20 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	14.41%	5.46%	6.69%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	1.04%	13.20%	2.78%	7.64%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	0.87%[2]	4.42%	(1.47%)	1.46%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	1.02%[2]	9.41%	0.49%	3.90%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.99%	11.70%	1.93%	5.68%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.95%	4.31%	(1.86%)	0.96%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.98%	6.80%	(0.87%)	2.32%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	1.01%	11.98%	1.11%	5.18%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.98%	9.41%	0.18%	3.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	0.97%	8.72%	0.80%	4.73%

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 21

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	1.01%	11.00%	1.68%	6.13%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	0.94%	6.41%	(0.45%)	2.98%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	2.01%	(2.22%)	(0.10%)
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	23.10%	8.09%	13.75%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.07%	5.58%	(0.14%)	4.57%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.06%[2]	(1.41%)	(6.20%)	2.17%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[2]	4.30%	2.49%	2.87%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.	1.10%[2]	18.70%	(3.47%)	6.11%

22 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[2]	7.70%	1.28%	5.98%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.95%	9.41%	0.44%	2.89%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.94%	17.15%	3.60%	6.12%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.93%	13.19%	2.05%	4.57%
Seeks long-term capital appreciation.	Wanger Acorn (on or about June 1, 2025 to be known as Columbia Variable Portfolio - Acorn Fund) Columbia Wanger Asset Management, LLC	0.91%[2]	14.18%	(2.57%)	4.58%
Seeks long-term capital appreciation.	Wanger International (on or about June 1, 2025 to be known as Columbia Variable Portfolio - Acorn International Fund) Columbia Wanger Asset Management, LLC	1.08%[2]	(8.25%)	(10.79%)	(0.72%)
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	6.70%	1.81%	3.45%
1
Not available for contracts with applications signed on or after 12/5/2022.
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
4
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
5
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
Funds Available Under the Enhanced Legacy Benefit
For contracts issued with the Enhanced Legacy Benefit, you are required to invest your contract value in the Portfolio Stabilizer and Portfolio Navigator funds listed below:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)

RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus 23

8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds* currently available are:
1. Variable Portfolio – Conservative Portfolio (Class 2)
2. Variable Portfolio – Moderate Conservative Portfolio (Class 2)
3. Variable Portfolio – Moderate Portfolio (Class 2)
4. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
*Available for application dates on or after 10/16/2023.
The following is a list of investment options that earn fixed interest for a specified term currently available under the contract. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed investment options. See table above “Funds Available Under the Enhanced Legacy Benefit." See “The ‘Nonunitized’ Separate Account and the Guarantee Period Accounts (GPAs)” and “The Fixed Account” in the prospectus for more information about the fixed interest investment options.
Note: A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. This may result in a significant reduction in your contract value. GPAs are not available for contracts with application signed dates on or after 12/5/2022. See “Charges and Adjustments – Adjustments – Market Value Adjustments” in the prospectus for more information about the MVA.
Name	Term	Minimum Guaranteed Interest Rate
1 Year Guarantee Period Account	1 Year	0%
2 Year Guarantee Period Account	2 Years	0%
3 Year Guarantee Period Account	3 Years	0%
4 Year Guarantee Period Account	4 Years	0%
5 Year Guarantee Period Account	5 Years	0%
6 Year Guarantee Period Account	6 Years	0%
7 Year Guarantee Period Account	7 Years	0%
8 Year Guarantee Period Account	8 Years	0%
9 Year Guarantee Period Account	9 Years	0%
10 Year Guarantee Period Account	10 Years	0%

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.
Name	Term	Contract Issue Year	Minimum Guaranteed Interest Rate
Special DCA Fixed Account	6 Months	2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
Special DCA Fixed Account	1 Year	2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%

24 RiverSource RAVA 5 Access  Variable Annuity — Summary Prospectus

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The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9104_12_D02_(09/25)
Reports and other information about RiverSource Variable Account 10 and RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000219636; C000266992
©2008-2025 RiverSource Life Insurance Company. All rights reserved.